UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Rhombus Capital Management, L.P.

Address:  540 Madison Avenue, 27th Floor
          New York, NY 10022

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   David J. Malat
Title:  Chief Financial Officer
Phone:  (646) 289-7700

Signature, Place and Date of Signing:

/s/ David J. Malat                New York, NY               February 2, 2005
------------------                ------------               ----------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2

 Form 13F Information Table Entry Total: 44

Form 13F Information Table Value Total: $379,774
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.          Form 13F File Number       Name

1                                       Rhombus Capital Partners, L.P.
2                                       Rhombus Capital Overseas Fund, Ltd.

                                                    FORM 13F INFORMATION TABLE
COLUMN 1                           COLUMN  2      COLUMN 3    COLUMN 4          COLUMN 5     COLUMN 6   COLUMN 7      COLUMN 8

                                   TITLE OF                           SHRS OR   SH/  PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                     CLASS          CUSIP       VALUE   PRN AMT   PRN  CALL   DISCRETION  MGRS   SOLE     SHARED  NONE
--------------                     -----          -----       -----   -------   ---  ----   ----------  ----   ----     ------  ----
ADOLOR CORP                        OPTION         00724X902      863    87000   SH   CALL   SOLE                87000   0       0
ADOLOR CORP                        COMMON STOCK   00724X102     2430   245000   SH          SOLE                245000  0       0
AIRGATE PCS INC                    COMMON STOCK   009367301     4646   130500   SH          SOLE                130500  0       0
AMERICAN TOWER CORP CL A COM       COMMON STOCK   029912201     6793   369200   SH          SOLE                369200  0       0
BMC SOFT USD                       COMMON STOCK   055921100     4650   250000   SH          SOLE                250000  0       0
BLOCKBUSTER CL B                   COMMON STOCK   093679207      881   100000   SH          SOLE                100000  0       0
CHARTER COM INC. CLASS A COM       COMMON STOCK   16117M107    12320  5500000   SH          SOLE               5500000  0       0
CLEAR CHANNEL COMMUNICATIONS       OPTION         184502902    16745   500000   SH   CALL   SOLE                500000  0       0
CROWN CASTLE INTL CORP COM         COMMON STOCK   228227104     7904   475000   SH          SOLE                475000  0       0
DOUBLECLICK INC COM                COMMON STOCK   258609304     5446   700000   SH          SOLE                700000  0       0
DYCOM INDS INC COM                 COMMON STOCK   267475101    13734   450000   SH          SOLE                450000  0       0
ECHOSTAR COMMUNICATIONS            OPTION         278762109     9975   300000   SH   CALL   SOLE                300000  0       0
EMAGIN CORPORATION COMM STOCK      COMMON STOCK   29076N107     1085   911900   SH          SOLE                911900  0       0
FOX ENTERTAINMENT GROUP INC        OPTION         35138T907     3126   100000   SH   CALL   SOLE                100000  0       0
FOX ENTERTAINMENT GROUP INC CL     COMMON STOCK   35138T107     1510    48300   SH          SOLE                 48300  0       0
GOOGLE IND                         OPTION         38259P908    19279   100000   SH   CALL   SOLE                100000  0       0
GOOGLE IND                         OPTION         38259P908    38558   200000   SH   CALL   SOLE                200000  0       0
HILTON HOTELS CORP COM             COMMON STOCK   432848109     2274   100000   SH          SOLE                100000  0       0
JAKKS PAC INC COM                  COMMON STOCK   47012E106     3869   175000   SH          SOLE                175000  0       0
LIBERTY MEDIA CORP NEW             COMMON STOCK   530718105     5490   500000   SH          SOLE                500000  0       0
MCAFEE INC COM                     COMMON STOCK   579064106     3182    110000  SH          SOLE                110000  0       0
MEDIACOM COMMNCTNS CORP            COMMON STOCK   58446K105     3750    600000  SH          SOLE                600000  0       0
MORGAN STANLEY                     OPTION         617446908     2776     50000  SH   CALL   SOLE                 50000  0       0
NTL INC                            OPTION         62940M904    36480    500000  SH   CALL   SOLE                500000  0       0
NEWS CORP INC CL-B                 COMMON STOCK   65248E203     3840    200000  SH          SOLE                200000  0       0
ORACLE CORP COM                    COMMON STOCK   68389X105    10564    770000  SH          SOLE                770000  0       0
PRIMEDIA INC COM STK               COMMON STOCK   74157K101     3800   1000000  SH          SOLE               1000000  0       0
SCIENTIFIC GAMES                   COMMON STOCK   80874P109     7152    300000  SH          SOLE                300000  0       0
SIEBEL SYS INC COM                 COMMON STOCK   826170102     3462    330000  SH          SOLE                330000  0       0
SPECTRASITE INC COM                COMMON STOCK   84761M104     6821    117800  SH          SOLE                117800  0       0
SPRINT CORP COM                    COMMON STOCK   852061100    20626    830000  SH          SOLE                830000  0       0
SYMANTEC CORP COM                  COMMON STOCK   871503108     2834    110000  SH          SOLE                110000  0       0
TELENORTE LESTE  PARTICIP          COMMON STOCK   879246106     6748    400000  SH          SOLE                400000  0       0
TELEWEST GLOBAL                    OPTION         87956T907     1934    110000  SH   CALL   SOLE                110000  0       0
TELEWEST GLOBAL                    COMMON STOCK   87956T107    26370   1500000  SH          SOLE               1500000  0       0
TIME WARNER INC COM STK            COMMON STOCK   887317105     9725    500000  SH          SOLE                500000  0       0
TOM ONLINE INC ADR                 COMMON STOCK   889728200     8622    565000  SH          SOLE                565000  0       0
USA MOBILITY INC COM               COMMON STOCK   90341G103     4325    122500  SH          SOLE                122500  0       0
UBIQUITEL INC                      COMMON STOCK   903474302     3034    426100  SH          SOLE                426100  0       0
UNITED THERAPEUTICS CORP COM       OPTION         91307C902     6773    150000  SH   CALL   SOLE                150000  0       0
UNITED THERAPEUTICS CORP COM       COMMON STOCK   91307C102     7901    175000  SH          SOLE                175000  0       0
VERITAS SOFTWARE COM               COMMON STOCK   923436109     3141    110000  SH          SOLE                110000  0       0
VIACOM                             OPTION         925524900    32387    890000  SH   CALL   SOLE                890000  0       0
SHOPPING COM                       COMMON STOCK   M8405Q102     1949     69000  SH          SOLE                 69000  0       0

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